Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
REVENUE
Sales	$ 0	$ 0	$ 9,000	$ 0	$ 0	$ 0	$ 0
EXPENSES
Research and development	552,321	201,882	982,450	605,978	682,149	4,227,758	14,896,299
General and administrative	136,031	98,408	806,176	232,804	545,227	438,532	2,047,962
TOTAL EXPENSES	688,352	300,290	1,788,626	838,782	1,227,376	4,666,290	16,944,261
OTHER INCOME (EXPENSE)
Change in value of derivative liability	0	5,400	1,800	10,800	16,200	32,400	71,800
Interest and dividends	0	(179)	0	0	0	88	18,794
Interest expense	(17,663)	(6,004)	(17,663)	(6,004)
Income tax benefit	0	0	0	0	147,997	242,016	626,887
TOTAL OTHER INCOME (EXPENSE)	(17,663)	(783)	(15,863)	4,796	164,197	274,504	717,481
NET LOSS	(706,015)	(301,073)	(1,795,489)	(833,986)	(1,063,179)	(4,391,786)	(16,226,780)
Net (loss) income attributable to noncontrolling interest in consolidated subsidiary	(194)	6,158	(280)	(191,410)	(198,318)	(1,466,815)	(2,274,310)
NET LOSS ATTRIBUTABLE TO STOCKHOLDERS	$ (705,821)	$ (307,231)	$ (1,795,209)	$ (642,576)	$ (864,861)	$ (2,924,971)	$ (13,952,470)
LOSS PER COMMON SHARE - BASIC AND DILUTED:
Net Loss Attributable to Common Stockholders (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.12)	$ (0.05)	$ (0.06)
Weighted Average Shares (in shares)	15,918,177	14,252,232	15,556,312	14,092,717	14,184,778